IDS CERTIFICATE COMPANY
                                            SEMIANNUAL REPORT
                                              TO SHAREHOLDER


                                               June 30, 1999






















                                                            Report Number C-100
                                                                   IDSC Reports
                                                             September 28, 1999

IDS CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 1999




TABLE OF CONTENTS


                                                                Page

Balance Sheet                                                    2-3

Statement of Operations                                          4-5

Statement of Comprehensive Income                                  6

Statement of Stockholder's Equity                                  7

Statement of Cash Flows                                            8

Notes to Financial Statements                                   9-20

Reports Incorporated by Reference                                 20

Investment Securities Owned                                    21-34

IDS CERTIFICATE COMPANY
BALANCE SHEET                                                                      Unaudited
June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


ASSETS

Qualified Assets (note 2)

Investments in unaffiliated issuers (notes 3 and 4):
  Cash and cash equivalents                                                          $13,645
  Held-to-maturity securities                                                        487,150
  Available-for-sale securities                                                    2,678,832
  First mortgage loans on real estate                                                385,480
  Certificate loans - secured by certificate reserves                                 30,493
Investments in and advances to affiliates                                                418
                                                                               --------------

Total investments                                                                  3,596,018
                                                                               --------------

Receivables:
  Dividends and interest                                                              43,119
  Investment securities sold                                                           2,985
                                                                               --------------

Total receivables                                                                     46,104
                                                                               --------------

Other (note 9)                                                                       123,335
                                                                               --------------

Total qualified assets                                                             3,765,457
                                                                               --------------

Other Assets

Receivable from Parent for federal income taxes                                          782
Deferred federal income taxes                                                         20,004
Deferred distribution fees and other                                                  13,808
                                                                               --------------

Total other assets                                                                    34,594
                                                                               --------------

Total assets                                                                      $3,800,051
                                                                               ==============


See notes to financial statements.


IDS CERTIFICATE COMPANY
BALANCE SHEET                                                                      Unaudited
June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

Certificate Reserves (note 5):
Installment certificates:
  Reserves to mature                                                                $285,373
  Additional credits and accrued interest                                             12,899
  Advance payments and accrued interest                                                  851
  Other                                                                                   55
Fully paid certificates:
  Reserves to mature                                                               3,102,249
  Additional credits and accrued interest                                            151,305
Due to unlocated certificate holders                                                     320
                                                                               --------------

Total certificate reserves                                                         3,553,052
                                                                               --------------

Accounts Payable and Accrued Liabilities:
  Due to Parent (note 7A)                                                                736
  Due to affiliates (notes 7B, 7C, 7D and 7E)                                            672
  Payable for investment securities purchased                                          2,552
  Accounts payable, accrued expenses and other (note 9)                               63,748
                                                                               --------------

Total accounts payable and accrued liabilities                                        67,708
                                                                               --------------

Total liabilities                                                                  3,620,760
                                                                               --------------

Commitments (note 4)

Stockholder's Equity (notes 5B, 5C, and 6):

Common stock, $10 par - authorized and
  issued 150,000 shares                                                                1,500
Additional paid-in capital                                                           143,844
Retained earnings:
  Appropriated for predeclared additional credits/interest                             3,006
  Appropriated for additional interest on advance payments                                10
  Unappropriated                                                                      57,226
Accumulated other comprehensive loss-net of tax (note 1)                             (26,295)
                                                                               --------------

Total stockholder's equity                                                           179,291
                                                                               --------------

Total liabilities and stockholder's equity                                        $3,800,051
                                                                               ==============


See notes to financial statements.


IDS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS                                                            Unaudited
Six Months Ended June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


Investment Income:
Interest income from investments:
  Bonds and notes:
    Unaffiliated issuers                                                             $91,989
  Mortgage loans on real estate:
    Unaffiliated                                                                      13,496
  Certificate loans                                                                      851
Dividends                                                                             17,837
Other                                                                                    986
                                                                               --------------

Total investment income                                                              125,159
                                                                               --------------


Investment Expenses:
Parent and affiliated company fees (note 7):
  Distribution                                                                        15,319
  Investment advisory and services                                                     4,339
  Transfer agency                                                                      1,819
  Depositary                                                                             123
Options (note 9)                                                                      14,352
Reverse repurchase agreements                                                            606
Interest rate swap agreements (note 9)                                                 1,146
Other                                                                                    148
                                                                               --------------

Total investment expenses                                                             37,852
                                                                               --------------

Net investment income before provision
  for certificate reserves and income tax expense                                    $87,307
                                                                               --------------


See notes to financial statements.


IDS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS (Continued)                                                Unaudited
Six Months Ended June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


Provision for Certificate Reserves (notes 5 and 9):
According to the terms of the certificates:
  Provision for certificate reserves                                                  $5,491
  Interest on additional credits                                                         458
  Interest on advance payments                                                            17
Additional credits/interest authorized by IDSC:
  On fully paid certificates                                                          58,185
  On installment certificates                                                          4,507
                                                                               --------------

Total provision for certificate reserves before reserve recoveries                    68,658
Reserve recoveries from terminations prior to maturity                                  (426)
                                                                               --------------

Net provision for certificate reserves                                                68,232
                                                                               --------------

Net investment income before income tax expense                                       19,075
Income tax expense (note 8)                                                            2,156
                                                                               --------------

Net investment income                                                                 16,919
                                                                               --------------

Realized gain on investments - net:
  Securities of unaffiliated issuers                                                   1,508
  Income tax expense (note 8)                                                            528
                                                                               --------------

Net realized gain on investments                                                         980
                                                                               --------------

Net income                                                                           $17,899
                                                                               ==============




See notes to financial statements.


IDS CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME                                                  Unaudited
Six Months Ended June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


Net Income                                                                           $17,899
                                                                               --------------

Other Comprehensive Loss (note 1):
  Unrealized losses on available-for-sale securities
    Unrealized holding losses arising during period                                  (53,646)
    Income tax benefit                                                                18,776
                                                                               --------------

    Net unrealized holding losses arising during period                              (34,870)

    Reclassification adjustment for gains included in net income                      (1,185)
    Income tax expense                                                                   414
                                                                               --------------

    Net reclassification adjustment for gains included in net income                    (771)
                                                                               --------------

Net Other Comprehensive Loss                                                         (35,641)
                                                                               --------------

Total Comprehensive Loss                                                            ($17,742)
                                                                               ==============


See notes to financial statements.


IDS CERTIFICATE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY                                                  Unaudited
Six Months Ended June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


Common Stock:
  Balance at beginning and end of period                                              $1,500
                                                                               ==============

Additional Paid-in capital:
  Balance at beginning and end of period                                            $143,844
                                                                               ==============

Retained Earnings:
  Appropriated for predeclared additional
  credits/interest (note 5B):
    Balance at beginning of period                                                    $3,710
    Transferred to unappropriated retained earnings                                     (704)
                                                                               --------------

    Balance at end of period                                                          $3,006
                                                                               ==============

  Appropriated for additional interest on advance payments (note 5C):
    Balance at beginning and end of period                                               $10
                                                                               ==============

  Unappropriated (note 6):
    Balance at beginning of period                                                   $63,623
    Net income                                                                        17,899
    Transferred from appropriated retained earnings                                      704
    Cash dividends declared                                                          (25,000)
                                                                               --------------

    Balance at end of period                                                         $57,226
                                                                               ==============

Accumulated Other Comprehensive Income(Loss)-net of tax (note 1):
  Balance at beginning of period                                                      $9,346
  Net other comprehensive loss                                                       (35,641)
                                                                               --------------

  Balance at end of period                                                          ($26,295)
                                                                               ==============

Total Stockholder's Equity                                                          $179,291
                                                                               ==============


See notes to financial statements.


IDS CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS                                                            Unaudited
Six Months Ended June 30, 1999
($ thousands)
---------------------------------------------------------------------------------------------


Cash flows from operating activities:
Net income                                                                           $17,899
Adjustments to reconcile net income to net
cash provided by operating activities:
  Net provision for certificate reserves                                              68,232
  Interest income added to certificate loans                                            (521)
  Amortization of premiums/discounts-net                                              14,496
  Provision for deferred federal income taxes                                            281
  Net realized gain on investments before income taxes                                (1,508)
  Decrease in dividends and interest receivable                                        3,460
  Decrease in deferred distribution fees                                               1,982
  Decrease in other assets                                                             1,083
  Decrease in other liabilities                                                      (23,585)
                                                                               --------------

Net cash provided by operating activities                                             81,819
                                                                               --------------

Cash flows from investing activities:
Maturity and redemption of investments:
  Held-to-maturity securities                                                        107,591
  Available-for-sale securities                                                      253,104
  Other investments                                                                   32,851
Sale of investments:
  Held-to-maturity securities                                                              -
  Available-for-sale securities                                                       37,031
Certificate loan payments                                                              2,270
Purchase of investments:
  Held-to-maturity securities                                                         (1,856)
  Available-for-sale securities                                                     (311,580)
  Other investments                                                                  (76,737)
Certificate loan fundings                                                             (2,012)
                                                                               --------------

Net cash provided by investing activities                                             40,662
                                                                               --------------

Cash flows from financing activities:
Payments from certificate owners                                                     706,376
Proceeds from reverse repurchase agreements                                           98,500
Certificate maturities and cash surrenders                                          (649,212)
Payments under reverse repurchase agreements                                        (239,500)
Dividends paid                                                                       (25,000)
                                                                               --------------

Net cash used in financing activities                                               (108,836)
                                                                               --------------

Net increase in cash and cash equivalents                                             13,645
Cash and cash equivalents beginning of period                                              -
                                                                               ---------------

Cash and cash equivalents end of period                                              $13,645
                                                                               ==============

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes                                                           $10,518
Certificate maturities and surrenders through loan reductions                          2,113


See notes to financial statements.


IDS CERTIFICATE COMPANY
Notes to Financial Statements ($in thousands unless indicated otherwise) (Unaudited)
--------------------------------------------------------------------------------

1.  Nature of business and summary of significant accounting policies

Nature of business

IDS Certificate Company (IDSC) is a wholly owned subsidiary of American Express Financial Corporation (Parent), which is a wholly owned subsidiary of American Express Company. IDSC is registered as an investment company under the Investment Company Act of 1940 ("the 1940 Act") and is in the business of issuing face-amount investment certificates. The certificates issued by IDSC are not insured by any government agency. IDSC's certificates are sold primarily by American Express Financial Advisors, Inc.'s (an affiliate) field force operating in 50 states, the District of Columbia and Puerto Rico. IDSC's Parent acts as investment advisor for IDSC.

IDSC currently offers nine types of certificates with specified maturities ranging from ten to 20 years. Within their specified maturity, most certificates have interest rate terms of one to 36 months. In addition, two types of certificates have interest tied, in whole or in part, to any upward movement in a broad-based stock market index. Except for two types of certificates, all of the certificates are available as qualified investments for Individual Retirement Accounts or 401(k) plans and other qualified retirement plans.

IDSC's gross income is derived primarily from interest and dividends generated by its investments. IDSC's net income is determined by deducting from such gross income its provision for certificate reserves, and other expenses, including taxes, the fee paid to Parent for investment advisory and other services, and the distribution fees paid to American Express Financial Advisors, Inc.

Described below are certain accounting policies that are important to an understanding of the accompanying financial statements.

Basis of financial statement presentation

The accompanying financial statements are presented in accordance with generally accepted accounting principles. IDSC uses the equity method of accounting for its wholly owned unconsolidated subsidiary, which is the method prescribed by the Securities and Exchange Commission (SEC) for non-investment company subsidiaries of issuers of face-amount certificates.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of income and expenses during the six months then ended. Actual results could differ from those estimates.

Preferred stock dividend income

IDSC recognizes dividend income from cumulative redeemable preferred stocks with fixed maturity amounts on an accrual basis similar to that used for recognizing interest income on debt securities. Dividend income from perpetual preferred stock is recognized on an ex-dividend basis.

Comprehensive Income

Statement  of  Financial   Accounting   Standards  (SFAS)  No.  130,  "Reporting
Comprehensive Income," requires the

--------------------------------------------------------------------------------

reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For IDSC, comprehensive income consists of net income and unrealized gains or losses on available-for-sale securities net of taxes.

Securities

Cash equivalents are carried at amortized cost, which approximates fair value. IDSC has defined cash and cash equivalents as cash in banks and highly liquid investments with a maturity of three months or less at acquisition and are not interest rate sensitive.

Debt securities that IDSC has both the positive intent and ability to hold to maturity are carried at amortized cost. Debt securities IDSC does not have the positive intent to hold to maturity, as well as all marketable equity securities, are classified as available for sale and carried at fair value. Unrealized holding gains and losses on securities classified as available for sale are carried, net of deferred income taxes, as a separate component of stockholder's equity.

The basis for determining cost in computing realized gains and losses on securities is specific identification. When there is a decline in value that is other than temporary, the securities are carried at estimated realizable value with the amount of adjustment included in income.

First mortgage loans on real estate

Mortgage loans are carried at amortized cost, less reserve for losses, which is the basis for determining any realized gains or losses.

Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses.

The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

IDSC generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Certificates

Investment certificates may be purchased either with a lump-sum payment or by installment payments. Certificate owners are entitled to receive at maturity a definite sum of money. Payments from certificate owners are credited to investment certificate reserves. Investment certificate reserves accumulate at specified percentage rates as declared by IDSC. Reserves also are maintained for advance payments made by certificate owners, accrued interest thereon, and for additional credits in excess of minimum guaranteed rates and accrued interest thereon. On certificates allowing for the deduction of a surrender charge, the cash surrender values may be less than accumulated investment certificate reserves prior to maturity dates. Cash surrender

--------------------------------------------------------------------------------

values on certificates allowing for no surrender charge are equal to certificate reserves. The payment distribution, reserve accumulation rates, cash surrender values, reserve values and other matters are governed by the 1940 Act.

Deferred distribution fee expense

On certain series of certificates, distribution fees are deferred and amortized over the estimated lives of the related certificates, which is approximately 10 years. Upon surrender prior to maturity, unamortized deferred distribution fees are recognized in expense and any related surrender charges are recognized as a reduction in provision for certificate reserves.

Federal income taxes

IDSC's taxable income or loss is included in the consolidated federal income tax return of American Express Company. IDSC provides for income taxes on a separate return basis, except that, under an agreement between Parent and American Express Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Parent and its subsidiaries that Parent will reimburse a subsidiary for any tax benefits recorded.

Accounting developments

In March 1998, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP, which was effective Jan. 1, 1999, requires the capitalization of certain costs incurred to develop or obtain software for internal use. Software utilized by IDSC is owned by Parent and will be capitalized on Parent's financial statements. As a result, the new rule has not had a material impact on IDSC's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which would have been effective Jan. 1, 2000. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133." This Statement amends SFAS No. 133 deferring its effective date to Jan. 1, 2001. SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2.  Deposit of assets and maintenance of qualified assets

A) Under the provisions of its certificates and the 1940 Act, IDSC was required to have qualified assets (as that term is defined in Section 28(b) of the 1940
Act) in the amount of $3,501,577 at June 30, 1999. IDSC had qualified assets of $3,803,359 at June 30, 1999, excluding net unrealized depreciation on available-for-sale securities of $40,454 and payable for securities purchased of $2,552.

--------------------------------------------------------------------------------

Qualified assets are valued in accordance with such provisions of Minnesota Statutes as are applicable to investments of life insurance companies. Qualified assets for which no provision for valuation is made in such statutes are valued in accordance with rules, regulations or orders prescribed by the SEC. These values are the same as financial statement carrying values, except for debt securities classified as available for sale and all marketable equity securities, which are carried at fair value in the financial statements but are valued at amortized cost for qualified asset and deposit maintenance purposes.

B) Pursuant to provisions of the certificates, the 1940 Act, the central depositary agreement and to requirements of various states, qualified assets of IDSC at June 30, 1999 were deposited as follows:


                                                                                    Required
                                                                      Deposits      deposits        Excess
                                                                 ------------------------------------------
Deposits to
meet certificate
liability
requirements:
  States                                                                  $364          $326           $38
  Central Depositary                                                 3,692,728     3,467,522       225,206
                                                                 ------------------------------------------

Total                                                               $3,693,092    $3,467,848      $225,244
                                                                 ==========================================

The assets on deposit consisted of securities having a deposit value of $3,250,639, mortgage loans of $385,480 and other assets of $56,973.

American Express Trust Company is the central depositary for IDSC.  See note 7C.

3.  Investments in securities

A) Fair values of investments in securities represent market prices and estimated fair values when quoted prices are not available. Estimated fair values are determined by using established procedures involving review of market indexes, price levels of current offerings and comparable issues, price estimates and market data from independent brokers and financial files. The procedures are reviewed annually. IDSC's vice president - investments reports to the board of directors on an annual basis regarding such pricing sources and procedures to to provide assurance that fair value is being achieved.

The following is a summary of securities held to maturity and securities available for sale at June 30, 1999:

                                                                                       Gross         Gross
                                                       Amortized          Fair    unrealized    unrealized
                                                            Cost         Value         gains        losses
                                                   --------------------------------------------------------
HELD TO MATURITY
U.S. Government and
  agencies obligations                                      $364          $368            $4            $-
Mortgage-backed
  securities                                              19,149        19,193           230           186
Corporate debt
  securities                                              93,289        95,573         2,404           120
Stated maturity
  preferred stock                                        374,348       386,476        12,224            96
                                                   --------------------------------------------------------

Total                                                   $487,150      $501,610       $14,862          $402
                                                   ========================================================

--------------------------------------------------------------------------------

                                                                                       Gross         Gross
                                                       Amortized          Fair    unrealized    unrealized
                                                            Cost         Value         gains        losses
                                                   --------------------------------------------------------
AVAILABLE FOR SALE
Mortgage-backed
  securities                                            $802,156      $803,100        $6,111        $5,167
State and municipal
  obligations                                             27,905        28,583           678             -
Corporate debt
  securities                                           1,722,047     1,678,395         7,701        51,353
Stated maturity
  preferred stock                                         63,169        63,822           717            64
Perpetual preferred
  stock                                                  104,009       104,932         1,340           417
                                                   --------------------------------------------------------

Total                                                 $2,719,286    $2,678,832       $16,547       $57,001
                                                   ========================================================

At June 30, 1999, there were no securities classified as trading securities.

During the six months ended June 30, 1999, debt securities classified as available for sale were sold with proceeds of $38,213 and gross realized gains on such sales of $1,182.

During the six months ended June 30, 1999, there were no sales of or transfers from securities classified as held to maturity.

B) At June 30, 1999, investments in securities with fixed maturities comprised 83% of IDSC's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), or by Parent's internal analysts, using criteria similar to Moody's and S&P, when a public rating does not exist.

A summary of investments in securities with fixed maturities by rating of investment is as follows:

Rating

Aaa/AAA                                                       37 %
Aa/AA                                                          1
Aa/A                                                           2
A/A                                                           13
A/BBB                                                          4
Baa/BBB                                                       32
Below investment grade                                        11
                                                   --------------

Total                                                        100 %
                                                   ==============

Of the securities rated Aaa/AAA, 72% are U.S. Government Agency mortgage-backed securities that are not rated by a public rating agency. Approximately 16% of securities with fixed maturities, other than U.S. Government Agency mortgage-backed securities, are rated by Parent's internal analysts. No one issuer, other than U.S. Government mortgage-backed securities, is greater than 1% of IDSC's total investment in securities with fixed maturities.

C) IDSC reserves freedom of action with respect to its acquisition of restricted securities that offer advantageous and desirable investment opportunities. In a private negotiation, IDSC may purchase for its portfolio all or part of an issue of restricted securities. Since IDSC would intend to purchase such securities for investment and not for distribution, it would not be "acting as a distributor" if such securities are resold by IDSC at a later date.

-------------------------------------------------------------------------------

The fair values of restricted securities are determined by the board of directors using the procedures and factors described in note 3A.

In the event IDSC were to be deemed to be a distributor of the restricted securities, it is possible that IDSC would be required to bear the costs of registering those securities under the Securities Act of 1933, although in most cases such costs would be incurred by the issuer of the restricted securities.

4.  Investments in first mortgage loans on real estate

At June 30, 1999, IDSC's recorded investment in impaired mortgage loans was $268 and the reserve for loss on that amount was $161. During the first six months of 1999, the average recorded investment in impaired mortgage loans was $284

IDSC recognized $13 of interest income related to impaired mortgage loans for the six months ended June 30, 1999.

During the six months ended June 30, 1999, the reserve for loss on mortgage loans was reduced by $100.

At June 30, 1999, commitments for fundings of first mortgage loans, at market interest rates, aggregated $6,245. IDSC employs policies and procedures to ensure the creditworthiness of the borrowers and that funds will be available on the funding date. IDSC's loan fundings are restricted to 80% or less of the market value of the real estate at the time of the loan funding.

At June 30, 1999, approximately 10% of IDSC's invested assets were first mortgage loans on real estate. A summary of first mortgage loans by region and type of real estate is as follows:

Region

West North Central                                            19 %
South Atlantic                                                19
East North Central                                            17
Mountain                                                      16
West South Central                                            12
Pacific                                                        7
New England                                                    5
Middle Atlantic                                                5

                                                        ----------

Total                                                        100 %
                                                        ==========

Property Type

Office buildings                                              29 %
Retail/shopping centers                                       26
Apartments                                                    18
Industrial buildings                                          14
Other                                                         13
                                                        ----------

Total                                                        100 %
                                                        ==========

--------------------------------------------------------------------------------

5.  Certificate reserves

Reserves maintained on outstanding certificates have been computed in accordance with the provisions of the certificates and Section 28 of the 1940 Act. The average rates of accumulation on certificate reserves at June 30, 1999 were:


                                                                       Average       Average
                                                         Reserve         gross    additional
                                                         balance  accumulation        credit
                                                     at June 30,          rate          rate
                                                   ------------------------------------------
Installment certificates:
Reserves to mature:
  With guaranteed rates                                  $19,611       3.50%          .50%
  Without guaranteed rates (A)                           265,762          -          2.75
Additional credits and accrued interest                   12,899       3.16             -
Advance payments and accrued interest (C)                    851       3.20           .80
Other                                                         55          -             -
Fully paid certificates:
Reserves to mature:
  With guaranteed rates                                  137,260       3.21           .97
  Without guaranteed rates (A) and (D)                 2,964,989          -          3.83
Additional credits and accrued interest                  151,305       3.17             -
Due to unlocated certificate holders                         320          -             -
                                                     ------------

Total                                                 $3,553,052
                                                     ============

A) There is no minimum rate of accrual on these reserves. Interest is declared periodically, quarterly or annually, in accordance with the terms of the separate series of certificates.

B) On certain series of single payment certificates, additional interest is predeclared for periods greater than one year. At June 30, 1999, $3,006 of retained earnings had been appropriated for the predeclared additional interest, which represents the difference between certificate reserves on these series, calculated on a statutory basis, and the reserves maintained per books.

C) Certain series of installment certificates guarantee accrual of interest on advance payments at an average of 3.20%. IDSC has increased the rate of accrual to 4.00% through April 30, 2000. An appropriation of retained earnings amounting to $10 has been made, which represents the estimated additional accrual that will result from the increase granted by IDSC.

D) The IDS Stock Market and IDS Market Strategy Certificates enable the certificate owner to participate in any relative rise in a major stock market index without risking loss of principal. Generally the certificates have a term of 12 months and may continue for up to 14 and 19 successive terms, respectively. The reserve balances at June 30, 1999 were $579,518 and $168,307, respectively.

6.  Dividend restriction

Certain series of installment certificates outstanding provide that cash dividends may be paid by IDSC only in calendar years for which additional credits of at least one-half of 1% on such series of certificates have been authorized by IDSC. This restriction has been removed for 1999 and 2000 by IDSC's declaration of additional credits in excess of this requirement.

--------------------------------------------------------------------------------

7.  Fees paid to Parent, affiliated companies and directors ($ not in thousands)

A) The basis of computing fees paid or payable to Parent for investment advisory, joint facilities, technology support and treasury services is:

The investment advisory and services agreement with Parent provides for a graduated scale of fees equal on an annual basis to 0.750% on the first $250 million of total book value of assets of IDSC, 0.650% on the next $250 million, 0.550% on the next $250 million, 0.500% on the next $250 million and 0.107% on the amount in excess of $1 billion. The fee is payable monthly in an amount equal to one-twelfth of each of the percentages set forth above. Excluded from assets for purposes of this computation are first-mortgage loans, real estate and any other asset on which IDSC pays an outside service fee.

B) The basis of computing fees paid or payable to American Express Financial Advisors, Inc. (an affiliate) for distribution services is:

Fees payable to American Express Financial Advisors, Inc. on sales of IDSC's certificates are based upon terms of agreements giving American Express Financial Advisors, Inc. the exclusive right to distribute the certificates covered under the agreements. The agreements provide for payment of fees over a period of time.

From time to time, IDSC may sponsor or participate in sales promotions involving one or more of the certificates and their respective terms. These promotions may offer a special interest rate to attract new clients or retain existing clients. To cover the cost of these promotions, distribution fees paid to American Express Financial Advisors, Inc. may be lowered. For the promotion of the seven-month term IDS Flexible Savings Certificate which occurred March 10, 1999 to June 8, 1999, the distribution fee for sales of these certificates was lowered to 0.067%.

The aggregate fees payable under the agreements per $1,000 face amount of installment certificates and a summary of the periods over which the fees are payable are:


                                                                                                    Number of
                                                                                            certificate years
                                                            Aggregate fees payable                 over which
                                                   ------------------------------------------      subsequent
                                                                                  Subsequent years'  fees are
                                                           Total    First year         years          payable
                                                   ------------------------------------------------------------

On sales effective April 30, 1997                         $25.00         $2.50        $22.50             9
On sales prior to April 30, 1997(a)                        30.00          6.00         24.00             4

(a) At the end of the sixth through the 10th year, an additional fee of 0.5% is payable on the the daily average balance of the certificate reserve maintained during the sixth through the 10th year, respectively.

Effective April 30, 1997, fees on the IDS Cash Reserve and IDS Flexible Savings Certificates are paid at a rate of 0.20% of the purchase price at the time of issuance and 0.20% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date. For certificates sold prior to April 30, 1997, fees were paid at a rate of 0.25% of the purchase price at the time of issuance and 0.25% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date.

Fees on the IDS Future Value Certificate were paid at the rate of 5% of the purchase price at time of issuance. Effective May 1, 1997, the IDS Future Value Certificate is no longer being offered for sale.

--------------------------------------------------------------------------------

Fees on the American Express Investors Certificate are paid at an annualized rate of 1% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid each quarter from date of issuance on certificates with a six-,12-, 24-, or 36-month term.

Fees on the IDS Preferred Investors Certificate are paid at an annualized rate of 0.66% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid each quarter from date of issuance on certificates with a six-,12-, 24-, or 36-month term.

Effective April 28, 1999, fees on the IDS Stock Market and IDS Market Strategy Certificates are paid at a rate of 0.90% and fees on the American Express Stock Market Certificate are paid at a rate of 1.00%. For certificates sold from April 30, 1997 to April 27, 1999, fees were paid at a rate of 0.70%. For certificates sold prior to April 30, 1997, fees were paid at a rate of 1.25%. Fees are paid on the purchase price on the first day of the certificates' term and on the reserves maintained for these certificates at the beginning of each subsequent term.

C) The basis of computing depositary fees paid or payable to American Express Trust Company (an affiliate) is:

-------------------------------------------------------------------------------
Maintenance charge per account                     5 cents per $1,000 of assets
                                                   on deposit

Transaction charge                                 $20 per transaction

Security loan activity:
  Depositary Trust Company receive/deliver         $20 per transaction
  Physical receive/deliver                         $25 per transaction
  Exchange collateral                              $15 per transaction
-------------------------------------------------------------------------------

A transaction consists of the receipt or withdrawal of securities and commercial paper and/or a change in the security position. The charges are payable quarterly except for maintenance, which is an annual fee.

D) The basis for computing fees paid or payable to American Express Bank Ltd. (an affiliate) for the distribution of the IDS Special Deposits certificate on an annualized basis is:

1.25% of the reserves maintained for the certificates on an amount from $100,000 to $249,000, 0.80% on an amount from $250,000 to $499,000, 0.65% on an amount from $500,000 to $999,000 and 0.50% on an amount $1,000,000 or more. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid paid at the end of each quarter from date of issuance on certificates with a six-, 12-, 24- 36-month term.

E) The basis of computing transfer agent fees paid or payable to American Express Client Service Corporation (AECSC) (an affiliate) is:

Under a Transfer Agency Agreement effective Jan. 1, 1998, AECSC maintains certificate owner accounts and records. IDSC pays AECSC a monthly fee of one-twelfth of $10.353 per certificate owner account.

F) During the six months ended June 30, 1999, IDSC paid $17,000 for regular compensation to directors not employed by Parent. During the same period, no other fees were paid to directors, members of an advisory board, officers, or persons of whom any officer or director of IDSC are affiliated persons other than as described above.

--------------------------------------------------------------------------------

8.  Income taxes

The federal income tax rate applicable to income of IDSC for the six months ended June 30, 1999 was based on the effective tax rate expected to be applicable for the full fiscal year ending Dec. 31, 1999.

A reconciliation of the statutory federal income tax rate and the expected federal income tax rate at Dec. 31, 1999 is:

                                                            Rate
-----------------------------------------------------------------

Statutory federal income tax rate                           35.0%

Tax-exempt interest                                         (0.6)
Dividend exclusion                                         (21.4)
-----------------------------------------------------------------

Expected federal income tax rate                            13.0%
-----------------------------------------------------------------

9.  Derivative financial instruments

IDSC enters into transactions involving derivative financial instruments as an end user (nontrading). IDSC uses these instruments to manage its exposure to interest rate risk and equity price risk, including hedging specific transactions. IDSC manages risk associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instrument will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or a major market index. IDSC is not impacted by market risk related to derivatives held because derivatives are largely used to manage risk and, therefore, the cash flows and income effects of the derivatives are inverse to the effects of the underlying hedged transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. IDSC monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral where appropriate. At June 30, 1999, IDSC's counterparties to the purchased call options are eight major broker/dealers rated A or better by nationally recognized rating agencies.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts do not represent market or credit risk and are not recorded on the balance sheet.

Credit risk related to derivative financial instruments is measured by the replacement cost of those contracts at the balance sheet date. The replacement cost represents the fair value of the instrument, and is determined by market values, dealer quotes or pricing models.

IDSC's holdings of derivative financial instruments were as follows at June 30, 1999:


                                                        Notional                                     Total
                                                     or contract      Carrying          Fair        credit
                                                          amount         value         value      exposure
-----------------------------------------------------------------------------------------------------------
Assets:
  Purchased call options                                    $485      $123,335      $102,285      $102,285
-----------------------------------------------------------------------------------------------------------

Liabilities:
  Written call options                                      $485       $61,422       $62,605            $-
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The options expire in 1999 and 2000.

Interest rate floors and swaps, and options are used to manage IDSC's exposure to changing interest rates. These instruments are used primarily to protect the margin between the rate earned on investments and the interest rate credited to related investment certificate owners.

During April of 1999, $500,000 notional amount of interest rate floors and swaps expired. The interest rate floors were reset monthly and IDSC earned interest on the notional amount to the extent the U.S. Treasury securities at "constant maturity" for a period of one year was below the reference rates specified in the floor agreements. These reference rates ranged from 4.6% to 4.7%. The cost of interest rate floors was amortized over the terms of the agreements on a straight line basis and was included in other qualified assets. The amortization, net of any interest earned, is included in investment expenses or other investment income, as appropriate.

The interest rate swaps were reset monthly. IDSC paid a fixed rate on the notional amount ranging from 5.46% to 6.72% and received a floating rate on the notional amount tied to the U.S. Treasury securities at "constant maturity" for a period of one year. There was no cost carried on the balance sheet. Interest earned and interest expensed under the agreements is shown net in investment expenses or other investment income, as appropriate.

IDSC offers a series of certificates which pays interest based upon the relative change in a major stock market index between the beginning and end of the certificates' term. The certificate owners have the option of participating in the full amount of increase in the index during the term (subject to a specified maximum) or a lesser percentage of the increase plus a guaranteed minimum rate of interest. As a means of hedging its obligations under the provisions of these certificates, IDSC purchases and writes call options on the major market index. The options are cash settlement options, that is, there is no underlying securities to deliver at the time the contract is closed out.

Each purchased (written) call option contract confers upon the holder the right (obligation) to receive (pay) an amount equal to one hundred dollars times the difference between the level of the major stock market index on the date the call option is exercised and the strike price of the option.

The option contracts are less than one year in term. The premiums paid or received on these index options are reported in other qualified assets or liabilities, as appropriate, and are amortized into investment expenses over the life of the option. The intrinsic value of these index options is also reported in other qualified assets or other liabilities, as appropriate. Changes in the intrinsic value of these options are recognized currently in provision for certificate reserves.

10.  Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather that four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDSC. All of the systems used by IDSC are maintained by Parent and are utilized by multiple subsidiaries and affiliates of Parent. IDSC is heavily dependent upon Parent's computer systems and has significant interactions with systems of third parties.

A comprehensive review of Parent's computer systems and business processes, including those specific to IDSC, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. As of June 30, 1999, Parent had completed at least 99 percent of its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing.

Parent continues to evaluate the Year 2000 readiness of third parties whose system failures could have an impact on IDSC's operations. The failure of third parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to IDSC or Parent.

Parent's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans have been amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Reports Incorporated by Reference

The report on Form 10-K for IDSC for the fiscal year ended Dec. 31, 1998, as filed with the Securities and Exchange Commission, and the report on Form 10-Q for IDSC for the quarterly period ended June 30, 1999 as filed with the Securities and Exchange Commission, are hereby incorporated in this semiannual report by reference.


IDS CERTIFICATE COMPANY
Investments in Securities of Unaffiliated Issuers                                                 Schedule I
($ in thousands)

                                                                     Bal Held at
                                                                     06/30/1999
                                                                     Principal Amt
                                                                     of Bonds & Notes       Cost       Value at
                                                                     or                    (Notes      06/30/1999
Issuer Name and Issue Title                                          # of Shares            a & c)     (Note a)


            BONDS AND NOTES
            United States Government-
             Direct Obligations
                      US TREASURY BOND           6.875%   2000           165                  165         167
                      US TREASURY BOND           5.625%   2000           200                  199         201

            Total U.S. Government - Direct Obligations                   365                  364         368

            Other Bonds and Notes

            United States Government Agencies
                      FHLMC-GNMA 40 D CMO        6.500%   2011         3,992                3,988       3,986          (f)
                      GNMA ARM #8377             6.625%   2018           627                  626         641          (f)
                      GNMA ARM #8251             6.625%   2017            57                   57          58          (f)
                      GNMA ARM #8365             6.875%   2018         1,413                1,413       1,446          (f)
                      GNMA ARM #8274             6.125%   2017         1,949                1,948       1,980          (f)
                      GNMA ARM #8293             6.125%   2017           444                  444         451          (f)
                      GNMA ARM #8283             6.125%   2017           252                  251         256          (f)
                      GNMA ARM #8353             6.875%   2018           852                  847         872          (f)
                      GNMA ARM #8341             6.875%   2018           118                  117         120          (f)
                      GNMA ARM #8240             6.625%   2017           646                  638         660          (f)
                      GNMA ARM #8440             6.125%   2018           730                  730         742          (f)
                      GNMA ARM #8206             6.375%   2017           967                  967         982          (f)
                      GNMA ARM #8428             6.125%   2018           269                  269         273          (f)
                      GNMA ARM #8157             6.375%   2023         3,937                4,005       3,999          (f)
                      GNMA ARM #8638             6.875%   2025         5,997                6,047       6,101          (f)
                      FNMA 30 YR #27880          9.000%   2016            27                   28          29          (f)
                      FNMA 15 YR #34543          9.250%   2001            34                   34          36          (f)
                      FNMA 30 YR #36225          9.000%   2016            95                   96         100          (f)
                      FNMA 30 YR #040877         9.000%   2017            42                   43          45          (f)
                      FNMA 30 YR #51617         10.000%   2017            88                   88          95          (f)
                      FNMA 30 YR #52185         10.000%   2017            56                   57          61          (f)
                      FNMA 15 YR #13705         11.000%   2000            11                   12          12          (f)
                      FNMA 15 YR #18275         11.000%   2000             3                    3           3          (f)
                      FNMA 15 YR #18745         11.000%   2000             1                    1           1          (f)
                      FNMA 15 YR #2469          11.000%   2000             5                    5           5          (f)
                      FNMA 15 YR #13157         11.000%   2000             5                    5           6          (f)
                      FNMA 15 YR #13548         11.000%   2000            14                   14          15          (f)
                      FNMA 15 YR #64520         11.000%   2001            18                   18          19          (f)
                      FNMA 15 YR #64523         11.000%   2000            15                   15          16          (f)
                      FNMA 15 YR #19070         11.000%   2000             2                    2           2          (f)
                      FNMA 15 YR #19261         11.000%   2000             4                    4           5          (f)


                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      FNMA 15 YR #22569         11.000%   2000             5                    5           5          (f)
                      FNMA 15 YR #22271         11.000%   2000            17                   17          18          (f)
                      FNMA 15 YR #22674         11.000%   2000            12                   12          12          (f)
                      FNMA 15 YR #22405         11.000%   2000             9                    9           9          (f)
                      FNMA 15 YR #25899         11.000%   2001             4                    4           5          (f)
                      FNMA 15 YR #58405         11.000%   2003            21                   21          22          (f)
                      FNMA 15 YR #70299         10.750%   2001            67                   68          71          (f)
                      FNMA 15 YR #66458         10.000%   2004         2,094                2,101       2,164
                      FNMA 15 YR 70694 MEG       9.500%   2005           910                  917         959
                      FNMA 15 6.0 #50973         6.000%   2009        27,261               26,719      26,440          (f)
                      FNMA 10YR #303115          6.500%   2004         8,423                8,101       8,311          (f)
                      FNMA 15YR #124848          8.000%   2008         6,729                6,710       6,930          (f)
                      FNMA 15YR #303445          5.500%   2009        14,987               14,449      14,177          (f)
                      FNMA #73227 MULT-FAM       6.700%   2005         2,291                2,311       2,308          (f)
                      FNMA 15YR 190534           6.000%   2018        13,930               13,713      13,528
                      FNMA 15 YR #A250857        7.000%   2012        12,365               12,337      12,422          (f)
                      FNMA 15YR #250671          7.500%   2011        12,132               12,163      12,319          (f)
                      FNMA 15 YR #313561         8.000%   2012        12,134               12,365      12,512          (f)
                      FNMA 15YR #252381          5.500%   2014        24,651               23,958      23,308          (f)
                      FNMA 15YR 5.5 252344       5.500%   2014        26,612               25,919      25,164          (f)
                      FNMA 15YR 6% #323290       6.000%   2013        27,599               27,396      26,681          (f)
                      FNMA 15YR #252259          5.500%   2014        30,306               29,735      28,657          (f)
                      FNMA 15YR #303779          6.000%   2011        26,915               26,445      26,053          (f)
                      FNMA 7.0 15YR 250670       7.000%   2011         4,026                4,055       4,048          (f)
                      FNMA 15YR #313522          7.000%   2012        24,292               24,431      24,405          (f)
                      FNMA 15YR #367005          7.000%   2012         8,721                8,674       8,761          (f)
                      FNMA 15YR #313042          7.000%   2011         9,187                9,225       9,235          (f)
                      FNMA 92 203 E CMO          6.250%   2005         1,816                1,811       1,814          (f)
                      FANNIEMAE GR TRST          6.610%   2018         6,985                6,984       6,972          (f)
                      FNMA 97-2C CMO             7.000%   2020        27,064               27,074      27,238          (f)
                      FN 98 50 CLASS PA          6.000%   2012        15,000               15,037      14,849          (f)
                      FNMA 98-8 A SEQ CMO        6.500%   2024         7,205                7,207       7,148          (f)
                      FNMA 97-74 G SEQ CMO       6.500%   2024         6,759                6,732       6,709          (f)
                      FNMA 96-10 C CMO SEQ       6.500%   2023         5,826                5,629       5,762          (f)
                      FNMA 97-17 CMO             7.000%   2022        27,862               27,692      27,959          (f)
                      FN 97 11 K SEQ CM0         7.125%   2023         3,146                3,154       3,149          (f)
                      FNMA ARM #70007            6.266%   2017         1,381                1,381       1,413          (f)
                      FNMA ARM #70009            6.594%   2018         2,016                2,016       2,042          (f)
                      FNMA ARM #70117            6.612%   2017           414                  414         424          (f)
                      FNMA ARM #79384            7.790%   2019           693                  693         709          (f)
                      FNMA ARM #70202            6.803%   2019         1,465                1,465       1,506          (f)
                      FNMA ARM #92069            7.278%   2018         1,780                1,780       1,824          (f)
                      FNMA ARM #93787            6.926%   2019         1,518                1,518       1,560          (f)
                      FNMA ARM #97822            6.855%   2020           188                  188         192          (f)
                      FNMA ARM#88879 3X3         7.807%   2019         1,586                1,587       1,651          (f)
                      FNMA ARM#105989 3X3        7.616%   2020         1,074                1,074       1,118          (f)
                      FNMA ARM #249907           7.000%   2024         6,288                6,380       6,489          (f)
                      FNMA ARM#89125 SEMI        6.251%   2019         4,373                4,462       4,400          (f)


                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      FNMA ARM #303259           6.849%   2025         4,132                4,241       4,254          (f)
                      FNMA ARM#190726 SEMI       6.669%   2033         7,478                7,626       7,674          (f)
                      FHLMC CTF SER B-77         8.125%   2007            39                   39          39          (f)
                      FHLMC 15 YR #200035        9.000%   2001            94                   94          98          (f)
                      FHLMC 15 YR #200064        8.000%   2002           156                  153         159          (f)
                      FHLMC 15 YR #212119        9.500%   2001            49                   49          51          (f)
                      FHLMC 15 YR #218648        9.500%   2002            17                   17          18          (f)
                      FHLMC 15 YR #200048        9.000%   2001           249                  247         258
                      FHLMC 15YR #380025         9.500%   2003           308                  307         325
                      FHLMC 15 YR #219679        9.500%   2003           247                  246         260          (f)
                      FHLMC 15 YR #200022       10.500%   2000            23                   24          25          (f)
                      FHLMC 15 YR #219757       11.000%   2003           425                  435         449
                      FHLMC 15 YR #502175       10.500%   2004            57                   58          61          (f)
                      FHLMC LOANS #885005        9.500%   2002           610                  609         643          (f)
                      FHLMC 15 YR #885009        9.500%   2003         1,434                1,429       1,510
                      FHLMC LOANS #885008       10.000%   2003         1,130                1,133       1,192          (f)
                      FHLMC GOLD E00151          7.500%   2017         3,864                3,970       3,929          (f)
                      FHLMC 15YR #G10336         7.500%   2010         3,558                3,503       3,618          (f)
                      FHLMC 15YR #G10344 G       7.500%   2010         7,746                7,711       7,877          (f)
                      FHLMC 15YR #10342          7.000%   2010        13,269               12,953      13,339          (f)
                      FHLMC 5YR BLN #G5025       7.500%   2000         6,335                6,341       6,410          (f)
                      FHLMC 15YR G10364          7.000%   2010        10,855               10,800      10,913          (f)
                      FHLM 15 6.5 #G10369        6.500%   2010        26,533               26,238      26,228          (f)
                      FHLMC 15 #G10350 GLD       6.500%   2010        15,190               15,159      15,004          (f)
                      FHLMC 15YR #E00383         7.000%   2010        10,378               10,361      10,433          (f)
                      FHLMC 15YR GOLD            6.500%   2010        13,011               12,953      12,852          (f)
                      FH GD 15YR #E00426         6.500%   2011         6,133                6,078       6,061          (f)
                      FH15YR #G10439 GOLD        6.500%   2011         3,141                3,068       3,105          (f)
                      FHLMC 15YR G10627          6.500%   2011        20,454               20,166      20,219          (f)
                      FHLMC 15YR G10665 GD       7.000%   2012        49,935               49,820      50,200          (f)
                      FHLMC T-009 A2 HEL         6.430%   2013         9,417                9,417       9,428          (f)
                      FHLMC 15YR                11.000%   2003           506                  516         534          (f)
                      FHLMC GOLD E00484          6.500%   2012         5,470                5,347       5,403          (f)
                      FHLMC GOLD #E00476         6.500%   2012        12,811               12,518      12,655          (f)
                      FHLMC15YR E00388GOLD       7.000%   2010         6,793                6,702       6,840          (f)
                      FHLMC 2149 CLASS DK        6.000%   2026        19,822               19,348      19,040          (f)
                      FHLMC ARM #840035          7.150%   2019           641                  641         662          (f)
                      FHLMC ARM #840045          6.361%   2019         2,454                2,454       2,530          (f)
                      FHLMC ARM #605050          7.306%   2018           287                  287         293          (f)
                      FHLMC ARM #605041          7.504%   2019           223                  223         229          (f)
                      FHLMC ARM #605048          6.881%   2018           947                  947         967          (f)
                      FHLMC ARM #605079          6.956%   2018           914                  914         938          (f)
                      FHLMC ARM #605175          6.821%   2019         2,363                2,363       2,428          (f)
                      FHLMC ARM #605352          6.823%   2018         1,565                1,565       1,599          (f)
                      FHLMC ARM #605433          6.586%   2017           917                  917         940          (f)
                      FHLMC ARM #605432          6.997%   2017           400                  400         409          (f)
                      FHLMC ARM #405185          6.453%   2018           947                  947         966          (f)
                      FHLMC ARM #405249          7.066%   2018         1,075                1,075       1,101          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      FHLMC ARM #630074          7.250%   2018           365                  365         370          (f)
                      FHLMC ARM #605854          6.614%   2019         1,676                1,676       1,730          (f)
                      FHLMC ARM #630048          6.875%   2018            11                   11          11          (f)
                      FHLMC ARM #405092          6.589%   2019           641                  641         654          (f)
                      FHLMC ARM #840072          6.754%   2019         1,155                1,155       1,184          (f)
                      FHLMC ARM #605454          6.943%   2017         2,792                2,792       2,842          (f)
                      FHLMC ARM #405437          7.525%   2019           215                  215         219          (f)
                      FHLMC ARM #405455          7.156%   2019           537                  537         550          (f)
                      FHLMC ARM #405243          6.678%   2019           522                  522         534          (f)
                      FHLMC ARM #606025          6.675%   2019         3,336                3,336       3,378          (f)
                      FHLMC ARM #606024          6.451%   2019           986                  986         999          (f)
                      FHLMC ARM #405517          7.000%   2019            62                   63          64          (f)
                      FHLMC ARM#605853           7.091%   2019         2,044                2,044       2,098          (f)
                      FHLMC ARM #405014          6.871%   2019           494                  494         506          (f)
                      FHLMC ARM #401587          7.375%   2018         1,391                1,391       1,418          (f)
                      FHLMC ARM 840031           7.103%   2019           196                  196         200          (f)
                      FHLMC ARM #840036          7.396%   2019           746                  746         763          (f)
                      FHLMC ARM #405615          6.900%   2019           683                  683         698          (f)
                      FHLMC ARM #405360          6.832%   2019           548                  548         562          (f)
                      FHLMC ARM #606151          6.804%   2019         2,948                2,948       3,033          (f)
                      FHLMC ARM #635054          7.286%   2020           145                  145         149          (f)
                      FHLMC ARM #405675          7.255%   2020           779                  779         801          (f)
                      FHLMC ARM #405692          7.479%   2020         1,256                1,256       1,290          (f)
                      FHLMC ARM #606301          7.168%   2020         3,408                3,408       3,529          (f)
                      FHLMC ARM #405744          7.476%   2020           740                  740         760          (f)
                      FHLMC ARM#865008 3X3       8.445%   2018         4,190                4,190       4,250          (f)
                      FHLMC ARM #845154          7.219%   2022         1,657                1,704       1,716          (f)
                      FHLMC ARM #845654          7.295%   2024         5,611                5,686       5,758          (f)
                      FHLMC ARM #350190          7.000%   2022         2,751                2,827       2,828          (f)
                      FHLMC ARM #845523          7.343%   2023         2,924                3,002       3,007          (f)
                      FHLMC ARM #845733          6.864%   2024        10,675               10,848      10,956          (f)
                      FHLMC ARM #845730          7.225%   2024        11,567               11,923      11,948          (f)
                      FHLMC ARM #845973          7.225%   2024         3,396                3,396       3,499          (f)
                      FHLMC ARM #845999          6.871%   2027        11,665               11,762      11,949          (f)
                      FHLMC ARM #846072          6.963%   2022         3,061                3,134       3,134          (f)
                      FHLMC ARM#846107LIB        7.284%   2025         3,355                3,428       3,471          (f)
                      FHLMC ARM#785363 3X1       6.842%   2025         2,356                2,386       2,429          (f)
                      FHLMC ARM #606903          6.250%   2022           344                  347         346          (f)
                      FHLMC ARM#785615 3X1       6.681%   2026         6,207                6,175       6,290          (f)
                      FHLMC ARM#785634 3X1       6.757%   2026         5,873                5,891       6,009          (f)
                      FHLMC ARM#785619 3X1       6.614%   2026         2,612                2,625       2,674          (f)
                      FHLMC ARM#785672 3X1       6.728%   2026         2,973                2,985       3,052          (f)

            Total United States Government Agencies                  826,173              821,305     822,293



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)

            Municipal Bonds

            California
                      CAL HSG 95-O TAX MUN       7.740%   2016        10,645               10,645      10,867 (b)      (f)
                      CAL HSG FIN 1996-M         7.890%   2016         7,355                7,355       7,490 (b)      (f)

            Illinois
                      CHICAGO IL SAN DIST        9.250%   2000         1,000                1,011       1,029 (b)      (f)
                      *CHIC IL GAS SPY SRC       7.500%   2015         4,500                4,500       4,678 (b)      (f)

            New York
                      NEW YORK CITY NT GO        7.750%   2000           335                  335         339 (b)      (f)
                      NEW YORK PWR AUTH          9.500%   2001            95                   97          98 (b)      (f)

            Pennsylvania
                      WY VALLEY PA SWR           5.125%   2007           115                  115         116 (b)      (f)

            Texas
                      AUSTIN TX UTILITY         10.750%   2015         3,735                3,847       3,966 (b)      (f)

            Total Municipal Bonds                                     27,780               27,905      28,583

            Public Utility
                      AES CORP SNR SUB NTS       8.375%   2007         5,000                4,980       4,700 (b)  (d) (f)
                      ALLIED WASTE               7.375%   2004           800                  799         760          (f)
                      AVON ENERGY                6.730%   2002         4,750                4,750       4,751 (b)  (d) (f)
                      BAROID CORP                8.000%   2003         5,000                4,991       5,238
                      BARRETT RESOURCES          7.550%   2007         3,000                3,003       2,961          (f)
                      CMS ENERGY                 7.375%   2000         4,700                4,698       4,712          (f)
                      CSW INVESTMENTS 144A       6.950%   2001        10,000                9,994      10,083 (b)  (d) (f)
                      CAL ENERGY CO INC          9.500%   2006         4,000                4,026       4,455          (f)
                      SPPC 99-1A ABS             6.400%   2011         8,000                7,996       7,803          (f)
                      CALPINE CORP               7.750%   2009         3,500                3,498       3,325          (f)
                      CINERGY CORP               6.125%   2004         4,000                3,994       3,902      (d) (f)
                      CONOCO INC GLOBAL          5.900%   2004         7,500                7,490       7,338          (f)
                      CROSS TIMBERS OIL CO       8.750%   2009         3,000                3,000       2,888          (f)
                      CYTEC INDUSTRIES INC       6.500%   2003        10,500               10,492       9,810          (f)
                      DETROIT EDISON             6.280%   2000         7,000                6,988       7,021          (f)
                      ENRON CORP                 6.625%   2003         5,000                5,025       4,958          (f)
                      ENRON CORP                 6.450%   2001        10,000               10,000      10,010          (f)
                      INTERMEDIA COMM            9.500%   2009         3,000                2,986       2,910          (f)
                      JERSEY CENTRAL P&L         6.040%   2000         5,000                5,000       5,007
                      KN ENERGY INC              6.450%   2003         8,000                7,989       7,745          (f)
                      KANSAS CITY P&L            7.340%   1999        10,000               10,000      10,047
                      MCN INV`T CORP MTN         6.890%   2002         9,000                9,025       9,012          (f)
                      MEDIAONE GROUP INC         6.850%   2002        15,500               15,496      15,564          (f)
                      NEW PARK RESOURCES         8.625%   2007         2,500                2,526       2,378          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      NIAGARA MHWK PWR           7.375%   2003         3,000                3,088       3,077          (f)
                      NORAM ENERGY CORP          7.500%   2000         5,000                4,993       5,054          (f)
                      NORCEN ENERGY RES          6.800%   2002        10,000                9,988       9,860          (f)
                      NOVACOR CHEMICALS          6.500%   2000        10,000                9,990       9,944          (f)
                      OCCIDENTAL PETROLEUM       6.410%   2000         5,000                4,986       5,004          (f)
                      PUBLIC SERV E&G CAP        6.800%   2002        10,000               10,022       9,981      (d) (f)
                      PUB SERVICE ELEC GAS       6.740%   2001        12,000               12,000      12,041      (d) (f)
                      PACIFIC GAS TRANS          6.640%   2000         5,000                5,000       5,022          (f)
                      PAGING NETWORK            10.000%   2008         2,000                2,000       1,460          (f)
                      PRAXAIR INC                6.750%   2003         5,000                4,838       5,022          (f)
                      QWEST COMMUNICATION        7.250%   2008         3,000                3,000       2,940          (f)
                      REPUBLIC SERVICES          6.625%   2004         5,000                4,974       4,951          (f)
                      SALTON SEA CL A            6.690%   2000         1,439                1,439       1,441          (f)
                      SANTA FE SNYDER            8.050%   2004         2,000                1,975       1,993          (f)
                      SMITH INT`L INC            7.240%   2001        10,000               10,000      10,092 (b)  (d) (f)
                      TELEPORT COMM              9.875%   2006         4,000                4,072       4,540          (f)
                      TEXAS UTILITIES            6.370%   2000        10,000               10,000      10,043          (f)
                      TOSCO CORP                 7.000%   2000         5,000                4,998       5,037          (f)
                      USX CORP                   7.200%   2004        13,000               13,299      13,014          (f)
                      USA WASTE SERVICES         6.500%   2002        10,000                9,997       9,969          (f)
                      WILLIAMS CO INC            6.500%   2002        12,000               11,993      11,967          (f)

            Total Public Utility                                     291,215              291,398     289,830

            Finance
                      AG CAP FND SR.NT FLT       5.930%   2004        20,000               19,984      18,850 (b)  (d) (f)
                      AT&T CAPITAL CORP          6.900%   2002        15,000               14,933      14,851          (f)
                      ADVANTA MTG 98-1 A2        6.250%   2014         5,000                5,000       4,997          (f)
                      AERCO LDT S-1A CL C1       6.338%   2023        13,478               13,339      12,871          (f)
                      O`N`E` LOAN TRUST 97       6.220%   2007        25,000               25,000      25,000 (b)  (d) (f)
                      ALLIANCE INV CBO FLT       6.400%   2006        19,000               19,000      18,240      (d) (f)
                      ATHENA CBO LIMIT FLT       5.811%   2010        10,000                9,967      10,063      (d) (f)
                      BANK OF AMERICA GBL        6.625%   2004         5,000                4,990       4,955          (f)
                      BANKAMERICA CORP           9.750%   2000        10,000               10,064      10,357
                      BANPONCE FIN CORP          6.580%   2003         5,000                4,988       4,960          (f)
                      BISTRO TRST 1997-100       6.350%   2002         7,000                6,988       6,876      (d) (f)
                      BISTRO TRT 98-1000         6.580%   2001        14,000               14,000      13,622      (d) (f)
                      CAITHNESS COSO             6.800%   2001         2,000                2,000       1,985      (d) (f)
                      CA INF BK SDG E1 A2        6.040%   2002           890                  890         893          (f)
                      CAPITAL ONE BANK           7.350%   2000         5,000                4,999       5,054          (f)
                      CAPITAL ONE BANK           6.375%   2003         5,500                5,487       5,378          (f)
                      CARAVELLE INV B FLTG       6.558%   2005        17,500               17,500      16,975          (f)
                      CARCO AUTO 97-1            6.689%   2004        12,000               12,000      12,021          (f)
                      CCMSC 1997-2 CLSS A1       6.450%   2004         4,273                4,274       4,268          (f)
                      CHASE 1999-AS2A H1         6.500%   2029        10,000               10,025       9,791          (f)
                      COMMERCIAL CREDIT          8.250%   2001         9,000                8,953       9,378          (f)
                      CONTI FINANCIAL CORP       8.375%   2003         5,000                4,991       4,150          (f)
                      CONTI MTG HEL TRTA-6       6.690%   2016        10,000               10,000      10,022          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      CONTI 98-1 CLASS A5        6.430%   2016        10,000                9,999       9,955          (f)
                      DUKE REALTY                7.300%   2003         7,500                7,494       7,549          (f)
                      ECH FUNDING 98-1 A-2       6.479%   2010        19,000               19,000      16,554      (d) (f)
                      EQCC 97-3 A6 ABS HEL       6.610%   2021         5,000                5,009       5,006          (f)
                      ELAN PHARMACEUTICAL        8.430%   2002        10,000               10,000      10,000 (b)  (d) (f)
                      FDIC 96-1C CLASS 1A        6.750%   2026         3,723                3,722       3,709          (f)
                      FMAC LLC 98-D CL A-1       6.111%   2019         4,696                4,716       4,613      (d) (f)
                      FINOVA CAP C MTN           6.190%   2000         3,000                3,014       2,992          (f)
                      FBMS 93-2 CL B1 CMO        7.500%   2033         6,112                6,254       6,065          (f)
                      FIRST DOMINION CBO 1       6.260%   2013        19,000               19,000      17,329      (d) (f)
                      FULB 97-C1 A-1 MBS         7.150%   2004         8,864                8,991       8,969          (f)
                      FULB 97-C2 CLASS A1        6.479%   2004         7,983                8,013       7,961          (f)
                      FIRST USA DEP NT           6.375%   2000         5,000                4,995       5,036          (f)
                      FIRSTPLUS 98-A-A NIM       8.500%   2023         6,090                6,063       4,263          (f)
                      GATX CAPITAL CORP          6.500%   2000         5,000                5,000       5,011          (f)
                      GATX CAP CORP MTN          6.360%   2002         5,000                4,952       4,887          (f)
                      GMAC 96-C1 COMM MBS        6.790%   2003         4,094                4,104       4,124          (f)
                      GMAC 97-C2 A CMBS          6.451%   2004         4,646                4,662       4,620          (f)
                      GS-96PROTECT LIFE A1       7.020%   2027         5,519                5,609       5,511          (f)
                      GREAT WESTERN FINL         6.375%   2000         3,000                2,998       3,001          (f)
                      GREENTREE EQ 96-B          7.700%   2018         7,424                7,526       7,152          (f)
                      GREENPOINT BANK            6.700%   2002         9,250                9,279       9,191          (f)
                      HELLER FINANCIAL           6.500%   2000         8,000                8,000       8,053          (f)
                      HELLER FINANCIAL           6.440%   2002         5,000                4,985       4,988          (f)
                      HOMESIDE LENDING           6.875%   2002        10,000                9,998      10,062          (f)
                      HOUSEHOLD FIN MTN          7.100%   2002        10,000                9,995      10,184          (f)
                      INDOSUEZ CAP B-2 CLO       6.350%   2010        16,500               16,500      16,005      (d) (f)
                      IROQUOIS TRUST 97-1A       7.000%   2006        10,000               10,004      10,000      (d) (f)
                      IROQUOIS TRUST 97-2A       6.752%   2007        15,000               14,989      15,021      (d) (f)
                      KEYCORP SENIOR             7.430%   2000         4,000                3,999       4,047          (f)
                      LBCMT 98-C1 A-1 CMBS       6.330%   2004         3,539                3,554       3,503          (f)
                      LBCMT 98-C4 A1A CMBS       5.870%   2006         4,840                4,862       4,697          (f)
                      LONG ISL SAV BK            7.000%   2002         5,000                4,993       4,997          (f)
                      MBNA AMER BANK NA          7.540%   2001        10,000                9,997      10,169
                      MBNA CORP                  6.500%   2000         5,000                4,999       5,005          (f)
                      ML CBO14 98-E&P-1 FL       6.460%   2010        11,000               11,000       7,018 (b)  (d) (f)
                      MARGARETTEN FIN'L          6.750%   2000        15,250               15,290      15,351          (f)
                      MERCHANDISE MART LLC       6.380%   1999        15,000               15,000      15,000 (b)  (d) (f)
                      ML CLO 98 PILG-3           6.500%   2010         7,500                7,450       7,097          (f)
                      ML CBO 98 AIG-2 B-1        6.360%   2010         6,500                6,475       5,909          (f)
                      ML CBO 98 SER 1 B1         6.220%   2009        10,500               10,477       9,647          (f)
                      MONEYSTORE 97-A A6         7.210%   2021         4,000                4,000       4,052          (f)
                      JPMS 96-C2 CL A            6.470%   2027         2,821                2,836       2,791          (f)
                      JPM 98-C6 A1 CMBS          6.373%   2030         3,464                3,478       3,434          (f)
                      JPMC 99-C7 A1 CMBS         6.180%   2035         9,921                9,970       9,653          (f)
                      MS CAP 1996-WFI MBS        7.220%   2028        10,000               10,108      10,312          (f)
                      MS CAP 1 1997-XL A-1       6.590%   2030        14,281               14,335      14,322          (f)
                      MS CAPI 97-ALIC A1 A       6.300%   2000         5,760                5,760       5,761          (f)



                                                                     Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      MS CAP 98-WF1 CMBS         6.250%   2007         2,357                2,366       2,312          (f)
                      MCF 96-MC2 CLS A1          6.758%   2004         8,841                8,890       8,893          (f)
                      NORWEST FINANCIAL          7.250%   2000         4,500                4,499       4,551
                      ORIX CR ALL 144A MTN       6.640%   2002        16,000               16,000      15,703      (d) (f)
                      PAMCOIII CLO 98-1 B2       6.350%   2010        19,000               19,000      18,430      (d) (f)
                      BANK POPULAR N.A.          6.625%   2002        12,000               11,992      11,868          (f)
                      PROVIDENT BANK             6.125%   2000         5,000                4,996       4,990
                      PROVIDIAN 97-4-A CRD       6.250%   2007        10,500               10,487      10,491          (f)
                      PROVIDIAN BANK             6.700%   2003        13,000               12,993      12,795          (f)
                      PHMS 1993-39 A8 SUPP       6.500%   2008         7,957                7,807       7,897          (f)
                      RFMSI 1998-S23 CL A1       6.000%   2028        14,044               14,111      13,901          (f)
                      RASC 99-KS1 AI4 ABS        6.390%   2027         5,000                4,983       4,862          (f)
                      SASCO 98-C3 CLASS B        5.673%   2001         4,961                4,935       4,950      (d) (f)
                      SL CMBS 97-C1 CLS A        6.875%   2004        14,136               14,233      14,215      (d) (f)
                      SBMS VII 91-1 B1           9.700%   2006           323                  323         322          (f)
                      SANWA BUS CREDIT MTN       7.250%   2001        10,000                9,996      10,093 (b)  (d) (f)
                      SAXON 98-1 AF3 HEL         6.450%   2024         2,000                1,999       2,004          (f)
                      SAXON 95-1 BA2 ARM         6.961%   2025         1,342                1,361       1,353          (f)
                      SOMERS CBO FLT             5.975%   2012        11,000               10,930      11,028 (b)  (d) (f)
                      TCW GEM II 144A FLT        6.439%   2012        25,000               23,829      12,750 (b)  (d) (f)
                      TRANS OCEAN CRP 144A       6.670%   2007         9,211                9,172       9,171      (d) (f)
                      UCFC 97-B CL A-4 ABS       6.940%   2023         7,000                6,995       7,049          (f)
                      UNIFRAX INVESTMENT        10.500%   2003         5,000                5,026       5,100          (f)
                      VAN KAMPEN CLOII LMT       6.232%   2008         5,000                5,000       4,613      (d) (f)
                      VANDERBILT 98-A A2         6.140%   2006         3,000                3,000       3,005          (f)
                      WAYLAND FUND               7.790%   2004         5,000                5,000       5,000 (b)  (d) (f)
                      WELLSFORD RESID PROP       7.250%   2000         5,000                4,992       5,060          (f)
                      ICI INVESTMENTS EMTN       6.750%   2002        10,000               10,060       9,862          (f)

            Total Finance                                            848,645              847,801     818,401

            Industrial
                      AAF MCQUAY                 8.875%   2003        10,000               10,101       9,600          (f)
                      AGCO CORP                  8.500%   2006         5,000                4,971       4,725          (f)
                      AK STEEL CORP              9.125%   2006         3,000                3,057       3,090          (f)
                      ADELPHIA COMM CORP         7.875%   2009         1,600                1,600       1,488          (f)
                      ADVANCED LIGHTING          8.000%   2008         2,000                2,015       1,800 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008         2,375                2,375       2,375 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008         2,122                2,122       2,122 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008         2,289                2,289       2,289 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008         2,555                2,555       2,555 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008           719                  719         719 (b)  (d) (f)
                      AMER AIRLINES LESSEE       6.400%   2008           718                  718         718 (b)  (d) (f)
                      AMER AXLE & MFG INC        9.750%   2009         2,000                1,985       2,005          (f)
                      AMERICAN STANDARD          7.375%   2008         2,000                1,894       1,872          (f)
                      AMERICAN STANDARD          7.375%   2005         1,000                  981         960          (f)
                      AMERISERVE FOOD SER       10.125%   2007         4,000                4,107       3,400          (f)
                      ANTENNA TV SA              9.000%   2007         5,000                4,915       4,500          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      AON CORP                   6.900%   2004         3,000                2,996       3,026          (f)
                      APPLIED MATERIALS          6.650%   2000         5,000                5,000       5,023          (f)
                      ARGO-TECH CORP             8.625%   2007         2,000                2,000       1,850          (f)
                      AVIATION SALES             8.125%   2008         2,000                1,995       1,905          (f)
                      BECKMAN INSTRUMENTS        7.100%   2003         5,000                5,000       4,943          (f)
                      A.H. BELO                  6.875%   2002        17,885               18,215      17,946          (f)
                      BLACK & DECKER             7.500%   2003        10,000               10,268      10,239          (f)
                      BOYD GAMING CORP           9.250%   2003         5,000                4,986       5,100          (f)
                      BURLINGTON NORTHERN        6.375%   2005         5,000                4,998       4,911
                      CSX CORP                   7.050%   2002        10,000                9,996      10,133          (f)
                      CABLE & WIRELESS COM       6.375%   2003         6,000                5,979       5,903          (f)
                      REYNOLDS METALS CAN        6.625%   2002        15,600               15,683      15,472          (f)
                      CANANDAIGUA BRANDS         8.500%   2009         1,000                1,000         972          (f)
                      CAPSTAR HOTEL              8.750%   2007         3,000                2,996       2,812          (f)
                      CHARTER COMM HLDGS         8.250%   2007         2,000                1,995       1,920      (d) (f)
                      CHIQUITA BRANDS INTL      10.250%   2006         3,000                2,986       3,052          (f)
                      CHRYSLER FINANCE           7.590%   2000         5,000                5,000       5,073          (f)
                      CINCINNATI MILACRON        7.875%   2000         5,000                5,025       5,031          (f)
                      CINEMARK USA INC           8.500%   2008         2,000                1,996       1,900          (f)
                      COLTEC INDUSTRIES          7.500%   2008         2,000                1,997       2,005          (f)
                      COMCAST CABLE              8.125%   2004        10,000                9,993      10,514          (f)
                      COMDISCO CORP              5.950%   2002        10,000                9,999       9,842          (f)
                      CONTAINER CORP AMER        9.750%   2003         4,000                3,984       4,200          (f)
                      CONT'L CABLEVISION         8.300%   2006         4,000                3,990       4,268      (d)
                      COX ENTERPRISES 144A       6.625%   2002        25,000               24,942      24,956 (b)  (d) (f)
                      CROWN CORK & SEAL          6.750%   2003        14,950               14,999      14,840          (f)
                      DR HORTON                  8.000%   2009         2,000                1,989       1,890          (f)
                      DAYTON HUDSON              6.400%   2003        10,000                9,982      10,012          (f)
                      DAYTON HUDSON CO           6.800%   2001         5,000                5,000       5,059          (f)
                      DIAGEO CAPITAL PLC         6.625%   2004         6,000                5,994       6,010          (f)
                      DOMAN INDUSTRIES LTD       9.250%   2007         3,000                3,013       1,860          (f)
                      DOMINO`S INC              10.375%   2009         2,000                2,014       2,040          (f)
                      DURA OPERATING CO          9.000%   2009         3,000                3,044       2,895      (d) (f)
                      BERGEN BRUNSWIG(DUR)       7.000%   2006        20,000               20,025      19,937          (f)
                      ERAC USA 144A              6.950%   2004         9,000                9,103       9,006      (d) (f)
                      ENTERPRIS RENT-A-CAR       8.750%   1999         5,000                5,000       5,061      (d)
                      EMMIS COMM CORP            8.125%   2009         2,000                2,019       1,915      (d) (f)
                      EXIDE CORP                10.000%   2005         3,000                3,029       2,993          (f)
                      EXTENDICARE HLTH SER       9.350%   2007         1,000                1,000         750          (f)
                      EYE CARE CENTERS           9.040%   2008         2,000                2,000       1,660          (f)
                      FEDDERS N. AMERICA         9.375%   2007         3,000                3,015       3,030          (f)
                      FEDERAL-MOGUL              8.800%   2007         4,000                3,990       4,030          (f)
                      FORD MOTOR CREDIT          6.375%   2000        10,000               10,037      10,048
                      FORD MOTOR CR MTN          7.060%   2001         5,000                4,992       5,081          (f)
                      FURON COMPANY              8.125%   2008         2,000                2,000       1,880          (f)
                      GATC                       6.320%   2000        10,000                9,995      10,003          (f)
                      GENESIS HEALTHCARE         9.250%   2006         5,000                5,000       4,050          (f)
                      GIANT INDUSTRIES           9.000%   2007         5,000                5,000       4,575          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      GRAHAM PACKAGING FLT       8.655%   2008         1,500                1,500       1,365          (f)
                      HAYES WHEELS INT'L         9.125%   2007         3,000                3,006       3,023          (f)
                      HAYES WHEELS INT`L         9.125%   2007         1,000                1,000       1,008          (f)
                      HERITAGE MEDIA             8.750%   2006         4,500                4,567       4,826          (f)
                      HOWMET INC*               10.000%   2003         3,000                3,153       3,285          (f)
                      ITT CORP                   6.250%   2000         5,000                4,948       4,944          (f)
                      ISPMEX 144A LIQUID        10.125%   2003         4,189                4,189       4,022      (d) (f)
                      INTEGON CORP               9.500%   2001         2,000                1,989       2,124
                      INT`L GAME TECH 144A       7.875%   2004         2,000                1,981       1,965      (d) (f)
                      INT`L SHIPHOLDING          7.750%   2007         2,000                1,991       1,820          (f)
                      INTERPOOL INC              6.625%   2003        12,500               12,488      11,321          (f)
                      JONES APPAREL 144A         7.500%   2004         3,000                2,993       3,008      (d) (f)
                      JONES APPAREL 144A         7.875%   2006         2,000                1,993       2,006      (d) (f)
                      K-III COMM PUT/96          8.500%   2006         5,000                4,984       5,144          (f)
                      KAUFMAN & BROAD HOME       7.750%   2004         3,000                2,981       3,000          (f)
                      KROGER CO                  8.150%   2006         4,000                4,004       4,207          (f)
                      LTV CORPORATION            8.200%   2007         5,000                4,973       4,700      (d) (f)
                      LAMAR ADVERTISING          8.625%   2007         5,000                5,006       5,025          (f)
                      LGETT&PLATT MTN SERD       7.185%   2002        10,000                9,968      10,144      (d) (f)
                      MJD COMMUNICATIONS         9.248%   2008         3,000                3,000       2,996          (f)
                      MARK IV                    7.500%   2007         3,000                2,986       2,775      (d) (f)
                      MAXXIM MEDICAL            10.500%   2006         4,000                4,027       4,300          (f)
                      FRED MEYERS INC            7.150%   2003         5,000                4,993       5,039          (f)
                      MULTICARE CO               9.000%   2007         4,000                4,012       2,800          (f)
                      MURRIN-MURRIN 144A         8.813%   2005         1,600                1,600       1,440 (b)  (d) (f)
                      MURRIN-MURRIN 144A         8.813%   2005         2,400                2,400       2,160 (b)  (d) (f)
                      NCI BUILDING SYSTEMS       9.250%   2009         2,000                2,030       2,000      (d) (f)
                      NEWS AMER HLDGS            7.500%   2000        10,000                9,992      10,086          (f)
                      NORFOLK SOUTHERN           6.950%   2002        15,000               15,139      15,162          (f)
                      NORTEK INC                 9.125%   2007         2,500                2,521       2,494          (f)
                      OFFSHORE LOGISTICS         7.875%   2008         2,000                2,004       1,900          (f)
                      ORANGE PLC                 8.000%   2008         1,000                1,041         958          (f)
                      OUTDOOR SYSTEMS INC        9.375%   2006         5,000                5,000       5,313          (f)
                      PARACELSUS HEALTH         10.000%   2006         5,000                5,048       3,900          (f)
                      PARAMOUNT COMMUN           5.875%   2000         5,350                5,309       5,327          (f)
                      PARK-OHIO INDUSTRIES       9.250%   2007         1,000                1,004         993      (d) (f)
                      PENNEY J.C. & CO           7.250%   2002        10,000                9,997      10,154          (f)
                      PILLOWTEX CORP             9.000%   2007         4,000                4,055       3,860          (f)
                      PRINTPACK INC              9.875%   2004         2,500                2,500       2,500          (f)
                      QUAKER OATS                6.940%   2003         1,500                1,503       1,511          (f)
                      QUAKER OATS                6.470%   2000        10,000               10,009      10,020          (f)
                      RITE AID CORP              6.700%   2001         5,000                4,999       4,989          (f)
                      ROLLINS TRUCK              6.875%   2001         5,000                4,999       5,002          (f)
                      RYDER SYSTEM               7.910%   2000         5,000                5,007       5,055          (f)
                      RYERSON TULL               8.500%   2001         5,000                5,000       5,100          (f)
                      S C INTERNATIONAL          9.250%   2007         5,000                5,022       5,113          (f)
                      SCOTSMAN GROUP INC         8.625%   2007         3,500                3,492       3,535          (f)
                      SEA CONTAINERS LTD         7.875%   2008         2,000                2,000       1,955          (f)



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      SHOWBOAT INC               9.250%   2008         4,000                3,809       4,135
                      SMITHFIELD FOODS INC       7.625%   2008         2,000                1,994       1,810          (f)
                      STENA AB                  10.500%   2005         3,000                3,000       3,019
                      SUPERVALU INC              7.250%   1999         8,000                7,999       8,003          (f)
                      SUPERVALU INC              6.500%   2000         5,000                4,999       5,025          (f)
                      TEEKAY SHIPPING CORP       8.320%   2008         3,000                3,026       2,846          (f)
                      TELEWEST PLC               9.625%   2006         2,000                2,000       2,055
                      TENET HEALTHCARE CO        8.625%   2003         7,000                6,985       7,071          (f)
                      TITAN WHEEL INT`L IN       8.750%   2007         4,100                4,083       3,823          (f)
                      TRICO MARINE SERVICE       8.500%   2005         3,000                2,987       2,700          (f)
                      TYCO INT`L P/C             6.250%   2003        10,000                9,961       9,812          (f)
                      TYSON FOODS                6.410%   2000        10,000               10,002      10,044          (f)
                      US INDUSTRIES 144A         7.125%   2003         6,000                5,983       5,933      (d) (f)
                      UNION TANK CAR             6.500%   2008         5,307                5,299       5,279          (f)
                      UNITED AIR 1991A-1         9.200%   2008         4,137                3,922       4,622
                      US HOME CORP               7.750%   2005         1,500                1,497       1,451          (f)
                      UNITED STATIONERS          8.375%   2008         1,000                1,000         963          (f)
                      VIACOM INC                 6.750%   2003         5,000                4,997       4,971
                      WCI STEEL INC             10.000%   2004         2,000                2,009       2,035      (d) (f)
                      WESTINGHOUSE AIR           9.375%   2005         2,250                2,306       2,295 (b)  (d) (f)
                      WESTPOINT STEVENS          7.875%   2005         4,000                4,098       3,915          (f)
                      WHITMAN CORP               6.250%   2000         5,000                4,985       5,013          (f)
                      AMER AIRLINES LESSE        6.400%   2008         1,187                1,187       1,187 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008         1,187                1,187       1,187 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008         1,187                1,187       1,187 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008           743                  743         743 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008           745                  745         745 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008           862                  862         862 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008           862                  862         862 (b)  (d) (f)
                      AMER AIRLINES LESSE        6.400%   2008           863                  863         863 (b)  (d) (f)
                      WORLD COLOR PRESS          8.375%   2008         3,000                3,000       2,933          (f)
                      WYMAM GORDON CO            8.000%   2007         1,000                  994         948          (f)
                      ASTRON CBO LTD FLT         6.595%   2010        17,500               17,500      16,187      (d) (f)

            Total Industrial                                         675,372              676,137     665,737

            Total Other Bonds and Notes                            2,669,185            2,664,546   2,624,844

            TOTAL BONDS AND NOTES                                  2,669,550            2,664,910   2,625,212



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)

            PREFERRED STOCK

            Public Utility
                      ALLTEL 7.75 $100 PAR       7.750%   2005            15                1,552       1,558      (d)
                      AMERICAN WTRWRKS $25       8.500%   2000           800               20,000      20,800 (b)  (d)
                      AMERITECH NZ A $100        7.040%   2001            40                4,088       4,135      (d) (f)
                      APPALACHIAN PWR $100       6.850%   2004            30                3,003       3,088
                      APPALACHIAN PWR $100       5.900%   2008            10                  997       1,038          (f)
                      APPALACHIAN PWR $100       5.920%   2008            11                1,091       1,144
                      ATLANTIC CITY EL 100       7.800%   2006            90                8,990       9,456
                      AVISTA CORP                6.950%   2007            58                5,764       6,027
                      BELL ATLANTIC NZ144A       7.080%   2001            25                2,600       2,652      (d) (f)
                      BELL ATL NZ$100 144A       5.800%   2004           100               10,000      10,375      (d)
                      BOSTON EDISON $100         8.000%   2001            90                9,000       9,602
                      CENTRAL ILL LT $100        5.850%   2008            65                6,507       6,606
                      CON EDISON $100 SR J       6.125%   2002           150               15,025      15,440
                      DUKE ENERGY $100 V         6.400%   2002            30                3,000       3,004
                      DUKE ENRGY $100 SR U       6.300%   2001            30                3,000       3,009
                      DUKE ENRGY $100 SR T       6.200%   2000            30                3,000       3,015
                      DUKE ENRGY 1992D $25       6.200%   2001           200                5,002       5,012
                      DUKE ENRGY 1992C $25       6.100%   2000           250                6,252       6,297
                      DUKE ENRGY 1992B $25       5.950%   1999            15                  375         378          (f)
                      EASTERN EDISON $100        6.625%   2008           210               20,926      21,932
                      ENTERGY LA INC PFD         8.000%   2001            70                7,000       7,149
                      GREEN MTN PWR CL-D/3       8.625%   2000            28                2,800       2,827 (b)  (d)
                      INDIANA MICH POWER         6.300%   2009            52                5,222       5,366
                      IND MICH POWER $100        6.250%   2009            20                2,005       2,048          (f)
                      INDIANA MICHIGAN PWR       5.900%   2009            32                3,131       3,282
                      JERSEY CENTRAL P&L         8.650%   2005           110               11,237      11,620
                      KEYSPAN CORP PFD           7.950%   2000           274                6,857       7,148
                      LOUISVILLE G&E PFD         5.875%   2008            12                1,197       1,271          (f)
                      MAINE YANKEE $100          7.480%   2001            17                1,719       1,718
                      MIDAMERICAN ENERGY         7.800%   2006            73                7,552       7,797
                      MN P & L  144A $100        7.125%   2002            50                4,985       5,069 (b)  (d)
                      MN P&L 144A  6.70          6.700%   2002           100               10,000      10,337 (b)  (d)
                      NO IND PUB SERV $100       8.850%   2003            21                2,103       2,115 (b)  (d)
                      NO IND PUB SERV $100       6.500%   2002           115               11,811      11,769          (f)
                      NORTHWEST NAT GA 100       6.950%   2002           170               17,078      18,041
                      OHIO POWER CO $100         5.900%   2009            36                3,538       3,652
                      OHI PWR CO $100            6.020%   2008            10                  991       1,023
                      OHIO PWR CO $100           6.350%   2008             5                  505         523
                      OTTER TAIL PWR $100        6.300%   2007           180               18,000      18,664
                      PECO ENERGY                6.120%   2003           160               16,006      16,140
                      PACIFIC GAS & ELEC         6.300%   2009           120                2,964       3,125          (f)
                      PACIFIC GAS & ELEC         6.57P%   2007           717               18,020      18,700
                      PACIFICORP $100 PAR        7.700%   2001           150               15,000      15,872
                      POTOMAC ELEC PWR $50       6.800%   2007           161                7,959       8,392



                                                                      Bal Held at
                                                                      06/30/1999
                                                                      Principal Amt
                                                                      of Bonds & Notes     Cost       Value at
                                                                      or                   (Notes     06/30/1999
Issuer Name and Issue Title                                           # of Shares          a & c)     (Note a)
                      PRAXAIR INC                7.480%   2000            70                7,022       7,149
                      PUBLIC SER ELEC & GA       5.97%    2008             6                  612         591          (f)
                      ROCHESTER G&E $100         6.60%    2009            53                5,185       5,476
                      ROCHESTER G & E $100       7.650%   1999            20                2,000       2,027
                      SAN DIEGO G&E $25          1.7625%  2008            60                1,576       1,614          (f)
                      SO CA EDISON $100          6.050%   2008            45                4,500       4,595          (f)
                      SO CA EDISON $100          6.450%   2002           220               22,172      22,565
                      SO INDIANA G&E 100         6.500%   2002            75                7,500       7,733 (b)  (d)
                      TXU ELECTRIC CO            6.375%   2008            54                5,424       5,494
                      TXU ELECTRIC CO            6.980%   2008            50                5,000       5,175
                      UBS PRIVATE SER H          5.04%    2002            15               15,000      15,019 (b)  (d) (f)
                      VIRGINIA ELEC & PWR        5.580%   2000            18                1,755       1,770          (f)
                      VIRGINIA ELEC & PWR        6.350%   2000           201               20,137      20,573

            Total Public Utility                                       5,852              405,735     417,997

            Finance
                      ABN AMRO NA FRAP           5.94%                    15               15,000      15,307      (d) (f)
                      CHASE MANHAT FRAP          4.96%                   150                7,500       7,388          (f)
                      CITIGROUP FRAP 5.86%       5.86%                   150                7,782       7,747          (f)
                      COMERICA FRAP              6.84%                   150                7,797       7,706          (f)
                      EURO AMER BANK FRAP        5.84%                    10               10,000      10,125          (f)
                      FLEET FIN 6.59% FRAP       6.59%                   130                6,662       6,679          (f)
                      MORGAN STANLEY GROUP       5.91%                   100                5,000       4,994          (f)
                      PNC BK FRAP SERF           6.05%                   440               22,160      22,495          (f)
                      WELLS FRGO FRAP SERH       6.59%                   432               22,108      22,491          (f)

            Total Finance                                              1,577              104,009     104,932

            Industrial
                      NORTHBROOK HLDG 1000       6.600%   2001            10               10,000      10,055 (b)  (d) (f)
                      WHIRLPOOL FIN $100 B       6.550%   2008           180               18,093      18,484      (d)
                      WHIRLPL FINL PFD144A       6.090%   2002            37                3,689       3,762 (b)  (d) (f)

            Total Industrial                                             227               31,782      32,301

            TOTAL PREFERRED STOCK                                      7,656              541,526     555,230



TOTAL Investments in Securities of Unaffiliated Issuers                                 3,206,436   3,180,442
TOTAL Reserve for Possible Losses on Corporate Issues                                           0           0

                                                                                        3,206,436   3,180,442


NOTES:

a) See Notes 1 and 3 to the financial statements regarding determination of cost and fair values.
b) In the absence of market quotations, securities are valued by IDS Certificate Company at fair value.
c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $3,205,864.
d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.  Also see Note 3b to financial statements.
e) Non-income producing securities.
f) Securities classified as available for sale and carried at fair value on the balance sheet.  Also see Notes 1 and 3A to financial statements.


September 28, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control - EDGAR
Washington, D.C.  20549-1004

RE:     IDS Certificate Company
        1999 Semi-Annual Report

Ladies and Gentlemen:

On behalf of the above-referenced registrant, I am filing electronically the 1999 Semiannual Report for the six-month period ended June 30, 1999.

This report is being filed with the Commission consistently with Section 30(e) of the Investment Company Act of 1940 and Rule 30b2-1.

If you have any questions, please contact me at (612) 671-2221.

Thank you.

Sincerely,


/s/Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel

BK/lal